WARRANTS (Tables)	12 Months Ended
Nov. 30, 2013
Schedule of Assumptions Used, Warrants [Table Text Block]
FV of Common Share	$0.70
Expected Volatility	105%
Risk Free Interest Rate	0.13%- 0.28%
Expected Term (years)	1.0 - 1.8
Expected Dividend Yield	0%

Schedule of Financial liabilities carried at fair value [Table Text Block]
	Fair value measurements at reporting
	date using
	Level 3	Total
Warrants -
November 30, 2013	$1,157,954	$1,157,954

Schedule of Activity fo fair value measurements of financial liabilities [Table Text Block]
November 30
2013
Carrying value at the beginning of the year	-
Additional warrant liabilities issued	1,291,270
Changes in fair value of warrant liabilities	(133,316)
Carrying value at the end of the year	$1,157,954